3. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 3. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

3.           CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Cash, cash equivalents and short-term investments consist of the following:

	December 31, 2012	December 31, 2011
Cash at bank and in hand	$4,255,508	$10,579,061
Cash equivalent investments	-	3,933,137
Short-term investments	-	4,916,421
	$4,255,508	$19,428,619